Quarterly Financial Data (Unaudited) (Textuals) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pro Forma	Sep. 30, 2012 Pro Forma	Mar. 31, 2012 Pro Forma	Dec. 31, 2011 Pro Forma	Sep. 30, 2011 Pro Forma	Dec. 31, 2012 Income tax expense	Mar. 31, 2012 Income tax expense	Dec. 31, 2012 Sales rebates
Selected Financial Data
Weighted average common shares outstanding (used to calculate diluted EPS) (in shares)	46,059	46,286	45,850	47,000	46,600	46,500	46,400	46,300
Out of period income tax adjustment	$ 4								$ 2	$ 3	$ 3